Deferred charges, net (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred charges, net

Dry - docking Costs

As of January 1, 2018	$11,259
Additions	2,635
Amortization	(4,200)
Write - off	(125)
As of December 31, 2018	$9,569
Additions	11,066
Amortization	(4,169)
Write - off	(58)
As of December 31, 2019	$16,408